23 Sundry provisions	12 Months Ended
Dec. 31, 2019
Sundry Provisions
Sundry provisions

23	Sundry provisions

	2019	2018
Provision for customers rebates	84,110	88,026
Provision for environmental damages	365,155	307,546
Other	55,941	28,970
Total	505,206	424,542

Current liabilities	203,134	191,536
Non-current liabilities	302,072	233,006
Total	505,206	424,542

(a)	Client bonus

Some sales agreements of Braskem provide for a rebate, in products, should certain sales volumes be achieved within the year, six-month period or three-month period, depending on the agreement. The bonus is recognized monthly in a provision, assuming that the minimum contractual amount will be achieved. As it is recognized based on contracts, the provision is not subject to significant uncertainties with respect to their amount or settlement.

(b)	Provision for environmental damages

Braskem has a provision for environmental damages in some of its industrial plants. The amount provisioned corresponds to the best estimate of the expenses required to repair the damages.

(c)	Changes in provisions

		Recovery of
		environmental
	Bonus	damage	Other	Total

December 31, 2017	87,913	300,249	25,510	413,672

Additions, inflation adjustments and exchange variation, net	104,431	89,395	8,593	202,419
Write-offs through usage and payments	(104,318)	(82,098)	(5,133)	(191,549)

December 31, 2018	88,026	307,546	28,970	424,542

Additions, inflation adjustments and exchange variation, net	74,299	144,617	34,194	253,110
Write-offs through usage and payments	(78,215)	(87,008)	(7,223)	(172,446)

December 31, 2019	84,110	365,155	55,941	505,206